<LOGO> THE YACKTMAN FUNDS

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                                                             1ST QUARTER REPORT
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                                                                 March 31, 1999
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This report is submitted for the general information of shareholders of The
Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

THE YACKTMAN FUNDS, INC.
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MESSAGE TO SHAREHOLDERS
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                                                                         <PHOTO>

Dear Fellow Shareholder:

  For investors who purchased shares at THE YACKTMAN FUND'S inception in July, 1992 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $18.80 by the end of the first quarter of 1999 - representing an average annual return of about 9.8%.

  For investors who purchased shares at THE YACKTMAN FOCUSED FUND'S inception on May 1, 1997 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $10.93 by the end of the first quarter of 1999 - representing an average annual return of about 4.8%.


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                                  THE YACKTMAN          THE YACKTMAN
                                  FUND AVERAGE      FOCUSED FUND AVERAGE
 TIME PERIOD                     ANNUAL RETURNS        ANNUAL RETURNS
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 One Year (4/1/98 - 3/31/99)        (16.0)%                (15.2)%
 Three Years (4/1/96 - 3/31/99)        8.5%                    N/A
 Five Years (4/1/94 - 3/31/99)        14.5%                    N/A
 Since Inception (7/6/92
      and 5/1/97, respectively)        9.8%                   4.8%

The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

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  The past three months have been a nightmare for value investors and a bonanza for "momentum" (the trend is your friend) investors. In this environment, we have not looked very bright. However, we have stuck with investing in companies selling at low price/earnings ratios because we feel confident in our approach.

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THE YACKTMAN FUNDS, INC.
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  An interesting phenomenon has also entered the market the Internet companies.
Because they are viewed as the companies of the future, investors do not seem to think their earnings are important. Since most of them do not have any earnings anyway, they have no price/earnings ratios.

  However, another way to value businesses is to compare their prices to revenues. On this basis, some of the Internet companies are selling at 75 - 80 times revenues. Even if they had earnings, they would be selling at several hundred times earnings. Thus, we have avoided them.

  Virtually all the appreciation in the stock market over the past 15 months has come from price/earnings ratio increases. Essentially none of this appreciation has come from growing earnings. We have looked at our Funds' portfolios versus the S&P 500 on both a reported and an estimated earnings basis for several years and we have never seen the market pay a larger premium for the earnings of the S&P 500 stocks than it is now.

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                                                                   DISCOUNT
                                                                   FROM THE
                        S&P 500                  OUR                S&P 500
  TIME                   PRICE/                 PRICE/              PRICE/
  PERIOD                EARNINGS               EARNINGS            EARNINGS
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December, 1997            19.0                   14.2                 25%
December, 1998            26.4                   13.1                 50%
March, 1999               29.9                   11.5                 62%
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December, 1997 and 1998 price/earnings ratios are based on estimates for 1998 and 1999, respectively. The estimated earnings for the above price/earnings ratios are provided by Zacks Investment Research, if available, or by internal estimates.
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  If the stocks in our portfolios sold at the same 25% discount of 15 months ago, our portfolios would be almost double their current prices. Thus, our investments appear to have enormous upside potential. We see no reason to change our style of investing, although we recognize the difficulty of being patient in an impatient world.

Sincerely,

/s/ Donald A. Yacktman

Donald A. Yacktman
President

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THE YACKTMAN FUND
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TOP TEN EQUITY HOLDINGS
March 31, 1999
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                                            PERCENTAGE OF
                                             NET ASSETS
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Department 56, Inc.                             12.4%
Philip Morris Cos., Inc.                        10.4%
First Data Corp.                                10.3%
Dentsply International, Inc.                    10.1%
Franklin Covey Co.                               5.9%
First Health Group Corp.                         5.3%
United Asset Management Corp.                    5.0%
Block H&R, Inc.                                  4.7%
Jostens, Inc.                                    4.5%
Valassis Communications, Inc.                    3.8%
                                                -----
TOTAL                                           72.4%

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PURCHASES & SALES
For the Quarter Ended March 31, 1999
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                               NET SHARES     CURRENT
PURCHASES                      PURCHASED    SHARES HELD
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No equity securities were purchased during the quarter ended March 31, 1999.

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                               NET SHARES     CURRENT
SALES                             SOLD      SHARES HELD
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American Media, Inc., Class A    396,800      600,000
Bandag, Inc., Class A             17,700      330,000
Block H&R, Inc.                   20,000      210,000
Dentsply International, Inc.     140,000      930,000
First Data Corp.                 545,000      515,000
First Health Group Corp.         220,000      700,000
Franklin Covey Co.                31,500    1,398,000
Fruit of the Loom, Inc.          200,000      450,000
Intimate Brands, Inc.            315,200      130,000
Jostens, Inc.                     50,000      450,000
King World Productions, Inc.      70,000      130,000
Reebok International Ltd.        422,500      500,000
Rollins, Inc.                    200,000      250,000
United Asset Management Corp.    112,000      468,000
Valassis Communications, Inc.     34,000      155,000

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THE YACKTMAN FUND
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PORTFOLIO OF INVESTMENTS
March 31, 1999 (Unaudited)
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                                 NUMBER
                                OF SHARES        VALUE
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COMMON STOCKS - 98.9%

APPAREL/SHOES - 5.9%
Fruit of the Loom, Inc.<F1>       450,000   $  4,668,750
Reebok International Ltd.<F1>     500,000      7,937,500
                                             -----------
                                              12,606,250
                                             -----------
CONSUMER GOODS - 2.4%
Luxottica Group ADR               400,000      5,150,000
                                             -----------
EDUCATIONAL SERVICES - 10.4%
Franklin Covey Co.<F1>          1,398,000     12,582,000
Jostens, Inc.                     450,000      9,562,500
                                             -----------
                                              22,144,500
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FINANCIAL SERVICES - 15.3%
First Data Corp.                  515,000     22,016,250
United Asset Management Corp.     468,000     10,588,500
                                             -----------
                                              32,604,750
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FOOD/TOBACCO - 10.4%
Philip Morris Cos., Inc.          630,000     22,168,125
                                             -----------
HOME FURNISHINGS - 12.4%
Department 56, Inc.<F1>           870,000     26,480,625
                                             -----------
HOUSEHOLD PRODUCTS - 5.3%
Clorox Co.                         50,000      5,859,375
Tupperware Corp.                  300,000      5,400,000
                                             -----------
                                              11,259,375
                                             -----------
MEDIA - 3.4%
American Media, Inc., Class A<F1> 600,000      3,300,000
King World Productions, Inc.<F1>  130,000      3,973,125
                                             -----------
                                               7,273,125
                                             -----------
MEDICAL SERVICES - 5.3%
First Health Group Corp.<F1>      700,000     11,243,750
                                             -----------
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                                  NUMBER
                                 OF SHARES       VALUE
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MEDICAL SUPPLIES - 10.1%
Dentsply International, Inc.     930,000   $  21,622,500
                                           -------------
RETAILING - 2.9%
Intimate Brands, Inc.            130,000       6,256,250
                                           -------------
SERVICES - 11.5%
Block H&R, Inc.                  210,000       9,948,750
Jenny Craig, Inc.<F1>            750,000       2,296,875
Rollins, Inc.                    250,000       4,203,125
Valassis Communications,
  Inc.<F1>                       155,000       8,021,250
                                           -------------
                                              24,470,000
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TIRES AND RUBBER - 3.6%
Bandag, Inc., Class A            330,000       7,837,500
                                           -------------
Total Common Stocks
  (cost $194,453,892)                        211,116,750
                                           -------------
<F1> Non-income producing

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THE YACKTMAN FUND
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PORTFOLIO OF INVESTMENTS (Cont'd.)
March 31, 1999 (Unaudited)
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                                       PRINCIPAL
                                        AMOUNT                 VALUE
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DEMAND NOTES
(VARIABLE RATE) - 1.2%

General Mills, Inc.                  $1,004,218         $    1,004,218
Pitney Bowes Credit Corp.               706,115                706,115
Wisconsin Corp. Central
  Credit Union                          477,100                477,100
Wisconsin Electric Power Co.            358,237                358,237
                                                        --------------
Total Demand Notes
  (cost $2,545,670)                                          2,545,670
                                                        --------------
Total Investments - 100.1%
  (cost $196,999,562)                                      213,662,420

Liabilities less Other Assets - (0.1)%                       (275,637)
                                                        --------------
Net Assets - 100% (equivalent
  to $10.46 per share based on
  20,405,815 shares outstanding)                          $213,386,783
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THE YACKTMAN FOCUSED FUND
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PURCHASES & SALES
For the Quarter Ended March 31, 1999
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                                   NET SHARES          CURRENT
PURCHASES                           PURCHASED        SHARES HELD
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Philip Morris Cos., Inc.              5,000             55,000
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                                   NET SHARES           CURRENT
SALES                                 SOLD            SHARES HELD
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Dentsply International, Inc.         10,000              40,000
Department 56, Inc.                  15,000             145,000
First Data Corp.                     35,000              40,000
First Health Group Corp.             18,000              63,000
Fruit of the Loom, Inc.              22,000              50,000
Intimate Brands, Inc.                34,800              10,000
Jostens, Inc.                         5,000              40,000
Reebok International Ltd.            37,500              50,000
Rollins, Inc.                        10,000              40,000
United Asset Management Corp.        10,000              40,000

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THE YACKTMAN FOCUSED FUND
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PORTFOLIO OF INVESTMENTS
March 31, 1999 (Unaudited)
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                                     NUMBER
                                    OF SHARES          VALUE
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COMMON STOCKS - 80.1%

APPAREL/SHOES - 6.8%
Fruit of the Loom, Inc.<F1>          50,000       $     518,750
Reebok International Ltd.<F1>        50,000             793,750
                                                  -------------
                                                      1,312,500
                                                  -------------
EDUCATIONAL SERVICES - 10.5%
Franklin Covey Co.<F1>              130,000           1,170,000
Jostens, Inc.                        40,000             850,000
                                                  -------------
                                                      2,020,000
                                                  -------------
FINANCIAL SERVICES - 13.6%
First Data Corp.                     40,000           1,710,000
United Asset Management Corp.        40,000             905,000
                                                  -------------
                                                      2,615,000
                                                  -------------
FOOD/TOBACCO - 10.1%
Philip Morris Cos., Inc.             55,000           1,935,313
                                                  -------------
HOME FURNISHINGS - 23.0%
Department 56, Inc.<F1>             145,000           4,413,438
                                                  -------------
MEDICAL SERVICES - 5.3%
First Health Group Corp.<F1>         63,000           1,011,937
                                                  -------------
MEDICAL SUPPLIES - 4.8%
Dentsply International, Inc.         40,000             930,000
                                                  -------------
RETAILING - 2.5%
Intimate Brands, Inc.                10,000             481,250
                                                  -------------
SERVICES - 3.5%
Rollins, Inc.                        40,000             672,500
                                                  -------------
Total Common Stocks
  (cost $17,250,855)                                 15,391,938
                                                  -------------
<F1> Non-income producing
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                                       PRINCIPAL
                                        AMOUNT           VALUE
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DEMAND NOTES
(VARIABLE RATE) - 14.0%

American Family Financial Services    $ 11,071         $ 11,071
General Mills, Inc.                    952,485          952,485
Pitney Bowes Credit Corp.              506,468          506,468
Sara Lee Corp.                         583,165          583,165
Warner Lambert, Inc.                   182,272          182,272
Wisconsin Corp. Central
  Credit Union                         356,989          356,989
Wisconsin Electric Power Co.            81,760           81,760
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Total Demand Notes
  (cost $2,674,210)                                   2,674,210
                                                    -----------
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                                     NUMBER
                                  OF CONTRACTS           VALUE
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PUT OPTIONS PURCHASED - 0.7%

Philip Morris Cos., Inc.
  Expiring Jan. 2000 @ $30.00           200              50,000
  Expiring Jan. 2000 @ $35.00           200              90,000
                                                    -----------

Total Put Options Purchased
  (cost $93,550)                                        140,000
                                                    -----------
Total Investments - 94.8%
  (cost $20,018,615)                                 18,206,148

Other Assets less Liabilities - 5.2%                  1,000,497
                                                    -----------
Net Assets - 100% (equivalent
  to $10.50 per share based on
  1,829,262 shares outstanding)                     $19,206,645
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FOR FUND INFORMATION,
CALL 1-800-525-8258
FOR SHAREHOLDER SERVICES,
CALL 1-800-457-6033
WEB SITE: WWW.YACKTMAN.COM


THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
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YA-412-0499